Inventory (Tables)	12 Months Ended
Sep. 30, 2021
Inventory
Schedule of inventory

	As at September 30,	As at September 30,
	2021	2020
Serialized	$2,369	$2,132
Non-serialized	6,922	4,366
Reserve for shrink and slow-moving	(38)	(83)
Total Inventory	$9,253	$6,415